BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended
	Jul. 19, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash equivalents			$ 0		$ 0	$ 0
Cash			514,604		220,735	729,223
Working capital deficit			468,000		604,000	880,000,000,000
Aggregate purchase price		$ 25,000				25,000
Federal Depository Insurance Coverage			$ 250,000		250,000	$ 250,000
Temporary equity shares outstanding			13,800,000			13,800,000
Unrecognized tax benefits			$ 0		0	$ 0
Unrecognized tax benefits accrued for interest and penalties			0		0	$ 0
Anti-dilutive securities attributable to warrants (in shares)		450,000		450,000		450,000
Private Placement
Anti-dilutive securities attributable to warrants (in shares)						12,810,000
Sponsor
Aggregate purchase price			25,000		25,000	$ 25,000
Proceeds from Related Party Debt			$ 117,000		$ 117,000	117,000
Public Warrants | IPO
Number of warrants in a unit	0.50
Private Placement Warrants
Anti-dilutive securities attributable to warrants (in shares)			12,810,000		12,810,000
Working capital loans | Sponsor
Working capital loan outstanding			$ 0		$ 179,000	$ 0
Class A Ordinary shares
Temporary equity shares outstanding			13,800,000		13,800,000	13,800,000
Class A Common Stock Subject to Redemption
Temporary equity shares outstanding			13,800,000		13,800,000	13,800,000